Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Restructuring Charges

8. Restructuring Charges

Pickle supply chain

On May 25, 2012, the Company announced plans to further improve the efficiency of its supply chain by consolidating its Vlasic pickle production into one plant in Imlay City, MI. The Company’s decision to focus on its branded Vlasic business and de-emphasize its lower-margin, un-branded pickle business was the catalyst for this consolidation.

Millsboro, DE plant closure

The Company’s pickle production plant, located in Millsboro, DE ended production at year-end 2012. The Company recorded employee termination costs of $150 and $1,472 in the three and nine months ended September 23, 2012, respectively. The Company recorded asset retirement obligation charges of $0 and $750 in the three and nine months ended September 23, 2012, respectively. In addition, the Company recorded accelerated depreciation charges of $6,631 and $8,367 in the three and nine months ended September 23, 2012, respectively. All restructuring charges related to the closure of the Millsboro, DE plant are recorded in the Duncan Hines Grocery Division and in the Cost of products sold line in the Consolidated Statements of Operations.

Exit low-margin un-branded business

As a result of exiting the lower-margin un-branded pickle business, the Company terminated the use of a third party ingredients storage facility in the third quarter of 2012. In doing so, the Company accrued contract termination and other fees of $6,483 in both the three and nine months ended September 23, 2012, which was subsequently paid in July 2013. In addition, the Company recorded accelerated depreciation charges at its Imlay City, MI plant for assets used in the low-margin un-branded pickle business. These charges were $814 in both the three and nine months ended September 23, 2012. All restructuring charges related to exiting the low-margin un-branded pickle business are recorded in the Specialty foods segment and in the Cost of products sold line in the Consolidated Statements of Operations.

Green Bay, WI Research Facility

On May 15, 2012, the Company announced plans to relocate the Birds Eye Frozen Division Research and Development team from Green Bay, WI to its new facility at its Parsippany, NJ headquarters. The Company believes that the relocation will allow for seamless collaboration between marketing, sales, procurement and R&D that will drive improved brand innovation, marketing and productivity. The Company closed its Green Bay, WI research facility in December 2012. The Company recorded employee termination costs of $233 and $960 in the three and nine months ended September 23, 2012, respectively. In addition, the Company recorded accelerated depreciation charges of $232 and $419 in the three and nine months ended September 23, 2012, respectively. All restructuring charges related to the closure of the Green Bay, WI research facility are recorded in the Birds Eye Frozen Division and in the Research and development line in the Consolidated Statements of Operations.

Fulton, NY Plant

On April 15, 2011, the Company announced plans to consolidate the Birds Eye Frozen Division’s Fulton, NY plant operations into its Darien, WI and Waseca, MN facilities in order to locate vegetable processing closer to the crop-growing region and thus reduce the related freight costs. In connection with this project, the Company made significant capital investments in its Darien, WI and Waseca, MN plants. The Company recorded accelerated depreciation costs of $0 and $2,324 in the three and nine months ended September 23, 2012, respectively. All restructuring charges related to the closure of the Fulton, NY plant were recorded in the Birds Eye Frozen Division and in the Cost of products sold line in the Consolidated Statements of Operations. Severance costs were accrued in the second quarter of 2011 and payments were substantially completed in the third quarter of 2012. On January 9, 2013, the sale of the Fulton location was finalized for total net proceeds of $874.

Tacoma, WA Plant

On December 3, 2010, in an effort to improve its supply chain operations, the Company announced the closure of the Tacoma, WA plant and the consolidation of production into its Fort Madison, IA plant. The Company recorded accelerated depreciation costs of $0 and $307 in the three and nine months ended September 23, 2012, respectively. All restructuring charges related to the closure of the Tacoma, WA plant were recorded in the Duncan Hines Grocery Division and in the Cost of products sold line in the Consolidated Statements of Operations. Severance costs were accrued in the fourth quarter of 2010 and payments were substantially completed in the second quarter of 2012. The Company’s Tacoma, WA location was sold in July 2013 for total net proceeds of $5.1 million.

The following table summarizes total restructuring charges accrued as of September 29, 2013.

Description	Balance, December 30, 2012	Expense	Payments	Balance, September 29, 2013
Facility shutdowns	$2,796	$—	$(1,030)	$1,766
Contract termination and other fees	5,833	—	(5,833)	—
Employee severance	1,851	—	(1,407)	444

Total	$10,480	$—	$(8,270)	$2,210

8. Restructuring Charges

Pickle supply chain improvements

On May 25, 2012, the Company announced plans to further improve the efficiency of its supply chain by consolidating its Vlasic pickle production into one plant in Imlay City, Michigan. The Company’s decision to focus on its branded Vlasic business and de-emphasize its lower-margin, un-branded pickle business was the catalyst for this consolidation.

Millsboro, Delaware plant closure related charges

The Company’s pickle production plant, located in Millsboro, Delaware ended production at year-end 2012. The Company recorded employee termination costs of $1,726 in the fiscal year ended December 30, 2012. The Company recorded asset retirement obligation charges of $750 in the fiscal year ended December 30, 2012. In addition, the Company recorded accelerated depreciation charges of $16,547 in the fiscal year ended December 30, 2012. All restructuring charges related to the consolidation of the Company’s pickle production are recorded in the Duncan Hines Grocery segment and in the Cost of products sold line in the Consolidated Statements of Operations.

Exit lower-margin un-branded business charge

As a result of exiting the lower-margin un-branded pickle business, the Company terminated the use of a third party ingredients storage facility in the third quarter of 2012. In doing so, the Company recorded contract termination and other fees of $6,483 in the fiscal year ended December 30, 2012. In addition, the Company recorded accelerated depreciation charges at its Imlay City, Michigan plant for assets used in the lower-margin un-branded pickle business. These charges were $1,587 in the fiscal year ended December 30, 2012. All restructuring charges related to exiting the lower-margin un-branded pickle business are recorded in the Specialty foods segment and in the Cost of products sold line in the Consolidated Statements of Operations.

Green Bay, Wisconsin Research Facility

On May 15, 2012, the Company announced plans to relocate the Birds Eye Frozen Division Research and Development team from Green Bay, Wisconsin to its new facility at its Parsippany, New Jersey headquarters. The Company believes that the relocation will allow for seamless collaboration between marketing, sales, procurement and R&D that will drive superior brand innovation, marketing and productivity. We closed our Green Bay, Wisconsin research facility in December 2012. The Company recorded employee termination costs of $960 in the fiscal year ended December 30, 2012. The Company recorded facility shutdown costs of $958 in the fiscal year ended December 30, 2012. In addition, the Company recorded accelerated depreciation charges of $878 in the fiscal year ended December 30, 2012. All restructuring charges related to the closure of the Green Bay, Wisconsin research facility are recorded in the Birds Eye Frozen segment and in the Research and development line in the Consolidated Statements of Operations.

Fulton, New York Plant

On April 15, 2011, the Company announced plans to consolidate the Birds Eye Frozen segment’s Fulton, New York plant operations into its Darien, Wisconsin and Waseca, Minnesota facilities in order to locate vegetable processing closer to the crop-growing region and thus reduce the related freight costs. In connection with this project, the Company made significant capital investments in its Darien, Wisconsin and Waseca, Minnesota plants. The Company recorded termination costs of $1,680 in the fiscal year ended December 25, 2011. In addition, the Company recorded accelerated depreciation costs of $2,550 and $9,295 in the fiscal years ended December 30, 2012 and December 25, 2011, respectively. All restructuring charges related to the closure of the Fulton, New York plant are recorded in the Birds Eye Frozen segment and in the Cost of products sold line in the Consolidated Statements of Operations. Severance payments were substantially completed in the third quarter of 2012. The Fulton facility was sold in January 2013.

Tacoma, Washington Plant

On December 3, 2010, in an effort to improve its supply chain operations, the Company announced the closure of the Tacoma, Washington plant and the consolidation of production into its Fort Madison, Iowa plant. The Company recorded termination costs of $30 and $1,533 in the fiscal years ended and December 25, 2011 and December 26, 2010, respectively. In addition to termination benefits, the Company recorded asset retirement obligations of $1,026 at Tacoma in the fiscal year ended December 26, 2010, which were capitalized and depreciated over the remaining useful life of the plant. In the fiscal year ended December 25, 2011, the Company recorded additional asset retirement obligation expenses of $523, which were expensed immediately. The Company recorded asset impairment charges of $1,286 in the fiscal year ended December 25, 2011 upon ceasing use of the facility at the end of the second quarter of 2011. The Company recorded accelerated depreciation costs of $307 and $4,782 in the fiscal years ended December 30, 2012 and December 25, 2011, respectively. All restructuring charges related to the closure of the Tacoma, Washington plant are recorded in the Duncan Hines Grocery segment and in the Cost of products sold line in the Consolidated Statements of Operations. Severance payments were substantially completed in the second quarter of 2012.

Rochester, New York Office

The Rochester, New York office was the former headquarters of Birds Eye Foods, Inc., which was acquired by the Company on December 23, 2009. In connection with the consolidation of activities into the Company’s New Jersey offices, the Rochester office was closed in December 2010. Notification letters under the Worker Adjustment and Retraining Notification Act of 1988 were issued in the first quarter of 2010. Activities related to the closure of the Rochester office began in the second quarter of 2010 and resulted in the elimination of approximately 200 positions. In addition, the Company recognized lease termination costs in 2010 due to the discontinuation of use of the Birds Eye Foods’ corporate headquarters.

The total cost of termination benefits recorded in the Administrative expenses line on the Consolidated Statements of Operations for the fiscal year ended December 26, 2010 was $11,393 and was recorded in the segments as follows: $8,052 in the Birds Eye Frozen segment, $2,076 in the Duncan Hines Grocery segment and $1,265 in the Specialty Foods segment.

In addition to the termination benefits, the Company recorded net lease termination costs of $1,206 for the fiscal year ended December 26, 2010 related to vacating the Birds Eye Foods’ Corporate headquarters prior to the expiration of the lease.

The following table summarizes total restructuring charges accrued as of December 30, 2012.

Description	Balance, December 26, 2010	Expense	Other increases	Payments	Balance, December 25, 2011
Facility shutdowns	$1,851	$523	$—	$(1,173)	$1,201
Employee severance	6,096	1,710	—	(4,931)	2,875

Total	$7,947	$2,233	$—	$(6,104)	$4,076

Description	Balance, December 25, 2011	Expense	Other increases		Payments	Balance, December 30, 2012
Facility shutdowns	$1,201	$958	$776	(1)	$(139)	$2,796
Contract termination and other fees	—	6,483	—		(650)	5,833
Employee severance	2,875	2,687	—		(3,711)	1,851

Total	$4,076	$10,128	$776		$(4,500)	$10,480

(1)	Consists of asset retirement obligations primarily at the Millsboro, Delaware plant.